Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible assets
Intangible assets

14    Intangible assets

Accounting policy

Goodwill

Goodwill arising from business combinations is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net assets acquired.  Goodwill is not amortized but is tested for impairment annually and whenever circumstances indicate that the carrying amount may not be recovered. The recoverable amount is the higher of an asset's fair value less costs to sell and its value in use. If either the fair value less costs to sell or the value in use is higher than the carrying amount, the Company need not estimate the other amount. Impairment is determined by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. For the purposes of assessing impairment, assets are grouped at the lowest level for which there is separately identifiable cash flow (CGU level). Impairment losses relating to goodwill cannot be reversed in future periods.

As part of the impairment testing procedures, the goodwill is allocated to a CGU that is the lowest level at which goodwill is monitored. If the recoverable amount of the asset (or CGU) is lower than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. The difference between the carrying amount and recoverable amount is recognized as an impairment loss in the income statement.

Critical accounting estimates and judgments - Impairment of goodwill

The process of estimating the recoverable amount involves the use of assumptions, judgment and projections for future cash flows. Management’s assumptions and estimates of future cash flow used for the Company’s impairment testing of goodwill and non-financial assets are subject to risk and uncertainties, including metal prices and macroeconomic conditions, which are particularly volatile and partially or totally outside the Company’s control.

The calculations used for the impairment testing reflect several market assumptions, such as LME prices, consensus models and other available data regarding global base metals demand. The discount factor applied to the discounted cash flow model is the Company’s pre-tax weighted average cost of capital (“WACC”), adjusted for country-specific risk factors. These calculations use cash flow projections, before income taxes, based on financial and operational budgets for a five-year period. After the five-year period, the cash flows are extended until the end of the useful life of mine or indefinitely for the smelters. The smelters cash flows do not use growth rates in the cash flow projections of the terminal value.

Rights to use natural resources

Costs for the acquisition of rights to explore and develop mineral properties are capitalized and amortized as a cost of production using the units of production method over their useful lives. Useful lives consider the period of extraction for both mineral reserves and mineral resources, which includes a portion of the Company’s inferred resources in the Company’s mining operations.

The Company selected the physical unit model to compute amortization expenses under the units of production method. This model consists of amortization being calculated based on actual ore produced during the period compared to the total ore expected to be produced over the life of mine.

Critical accounting estimates and judgments - Quantification of mineral reserves and resources for useful life calculation

The Company classifies measured, indicated and inferred resources based on the definitions of the Canadian Institute of Mining, Metallurgy and Petroleum (or CIM) Definition Standards for Mineral Resources and Mineral Reserves (or the 2014 CIM Definition Standards).

The useful life determination applied to the rights to use natural resources reflect the pattern in which the benefits are expected to be derived by the Company and is based on the estimated life of mine. Any changes to life of mine, based on new information regarding estimates of mineral reserves and mineral resources and mining plan, may affect prospectively the life of mine and amortization rates.

The estimation process of mineral reserves and mineral resources is based on a technical evaluation, which includes geological, geophysics, engineering, environmental, legal and economic estimates and may have relevant impact on the economic viability of the mineral reserves and mineral resources. These estimates are reviewed periodically, and any changes are reflected in the expected life of mine.

Management is confident based on testing, continuity of the ore bodies and conversion experience that a part of the inferred resources will be converted into measured and indicated resources, and if they are economically recoverable, such inferred resources may also be classified as proven and probable mineral reserves. Where the Company can demonstrate the expected economic recovery with a high level of confidence, inferred resources are included in the calculation of amortization.

However, the future conversion of inferred resources is inherently uncertain and involves judgement and estimates that could have a material impact on the Company’s results of operations.

(a)   Analysis

	2018
		Rights to use
		natural
	Goodwill	resources	Other	Total
Balance at the beginning of the year
Cost	673,287	1,672,931	62,084	2,408,302
Accumulated amortization	—	(543,927)	(41,656)	(585,583)
Net balance	673,287	1,129,004	20,428	1,822,719

Disposals	—	(17)	(11)	(28)
Amortization	—	(77,792)	(1,932)	(79,724)
Transfers	—	1,463	2,528	3,991
Foreign exchange (losses) gains	1,513	(3,613)	(2,397)	(4,497)
Balance at the end of the year	674,800	1,049,045	18,616	1,742,461

Cost	674,800	1,669,645	56,853	2,401,298
Accumulated amortization	—	(620,600)	(38,237)	(658,837)
Net balance at the end of the year	674,800	1,049,045	18,616	1,742,461

Average annual amortization rates %	—	6	19	—

	2017
		Rights to use
		natural
	Goodwill	resources	Other	Total
Balance at the beginning of the year
Cost	675,561	1,673,091	55,115	2,403,767
Accumulated amortization	—	(469,381)	(31,234)	(500,615)
Net balance	675,561	1,203,710	23,881	1,903,152

Acquisitions	—	—	921	921
Disposals	—	—	(36)	(36)
Amortization	—	(74,024)	(993)	(75,017)
Foreign exchange losses	(2,274)	(682)	(674)	(3,630)
Transfers	—	—	(2,671)	(2,671)
Balance at the end of the year	673,287	1,129,004	20,428	1,822,719

Cost	673,287	1,672,931	62,084	2,408,302
Accumulated amortization	—	(543,927)	(41,656)	(585,583)
Net balance at the end of the year	673,287	1,129,004	20,428	1,822,719

Average annual amortization rates %	—	5	20	—

The Company assesses at each reporting period whether there is objective evidence that any item of intangible asset is impaired. No impairment was identified at December 31, 2018.

(b)   Goodwill on acquisitions

The goodwill is allocated to a CGU or a group of CGUs based on the expected benefits from the synergies of the acquisition. A CGU or a group of CGUs represent the lowest level within the Company at which goodwill is monitored.

		Other net assets	Total carrying
	Goodwill	carrying amount	amount
Group of CGUs - Mining Peru	582,306	1,099,557	1,681,863
CGU - Smelter Peru	92,494	774,040	866,534
	674,800	1,873,597	2,548,397

(c)   Key assumptions used in goodwill impairment testing

The Company performed the annual goodwill impairment testing for the Mining Peru and Smelter Peru at September 30, 2018. The recoverable amount was estimated using the value in use method and exceeded the carrying value. Therefore, no impairment was recognized in the consolidated financial statements.

The Company identified metal prices, WACC and life of mine (“LOM”) as key assumptions for the recoverable amount determination, due to the material impact of such assumptions on the discounted cash flow determination. These assumptions are summarized below:

Key assumptions
Zinc (US$/t)	2,517
Copper (US$/t)	6,478
Discount rate
Pre-tax discount rate (Brazil)	11.98%
Pre-tax discount rate (Peru)	10.34%

	LOM (Years)
Brownfield mines	from	9	to	21
Greenfield projects	from	12	to	24

The Company performed a stress test on the key assumptions used for cash flow determination. If the LME zinc price assumption for the value in use calculation had been 20% lower than management's estimates at September 30, 2018 (US$/t 2,014), the Company would have had to recognize an impairment against the carrying amount of this CGU of approximately USD 180,534. Also, under the reasonable stress test scenarios performed by the Company, an increase of 20% in the WACC would not result in an impairment loss.